Convertible Notes Payable (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Amount	$ 1,750,000	$ 1,750,000
Convertible notes payable	1,750,000	1,750,000
Convertible Notes Payable One [Member]
Amount	$ 250,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 250,000	250,000
Convertible Notes Payable Two [Member]
Amount	$ 62,500
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 62,500	62,500
Convertible Notes Payable Three [Member]
Amount	$ 62,500
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 62,500	62,500
Convertible Notes Payable Four [Member]
Amount	$ 35,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 35,000	35,000
Convertible Notes Payable Five [Member]
Amount	$ 90,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 90,000	90,000
Convertible Notes Payable Six [Member]
Amount	$ 50,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 50,000	50,000
Convertible Notes Payable Seven [Member]
Amount	$ 50,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 50,000	50,000
Convertible Notes Payable Eight [Member]
Amount	$ 10,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 10,000	10,000
Convertible Notes Payable Nine [Member]
Amount	$ 50,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 50,000	50,000
Convertible Notes Payable Ten [Member]
Amount	$ 30,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 30,000	30,000
Convertible Notes Payable Thirteen [Member]
Amount	$ 20,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 20,000	20,000
Convertible Notes Payable Twelve [Member]
Amount	$ 50,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 50,000	50,000
Convertible Notes Payable Eleven [Member]
Amount	$ 100,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 100,000	100,000
Convertible Notes Payable Fourteen [Member]
Amount	$ 20,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 20,000	20,000
Convertible Notes Payable Fifteen [Member]
Amount	$ 20,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Mar. 03, 2027
Closing Date	Mar. 03, 2022
Convertible notes payable	$ 20,000	20,000
Convertible Notes Payable Sixteen [Member]
Amount	$ 18,176
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 18,176	18,176
Convertible Notes Payable Seventeen [Member]
Amount	$ 53,015
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 53,015	53,015
Convertible Notes Payable Eighteen [Member]
Amount	$ 53,015
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 53,015	53,015
Convertible Notes Payable Ninteen [Member]
Amount	$ 27,265
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 27,265	27,265
Convertible Notes Payable Twenty [Member]
Amount	$ 98,529
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 98,529	98,529
Convertible Notes Payable Twenty One [Member]
Amount	$ 50,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Apr. 07, 2027
Closing Date	Apr. 07, 2022
Convertible notes payable	$ 50,000	50,000
Convertible Notes Payable Twenty Two [Member]
Amount	$ 200,000
Interest Rate	0.44%
Conversion Cap	$ 5,000,000
Maturity Date	Dec. 06, 2028
Closing Date	Dec. 06, 2023
Convertible notes payable	$ 200,000	200,000
Convertible Notes Payable Twenty Three [Member]
Amount	$ 50,000
Interest Rate	0.44%
Conversion Cap	$ 5,000,000
Maturity Date	Mar. 15, 2029
Closing Date	Mar. 15, 2024
Convertible notes payable	$ 50,000	50,000
Convertible Notes Payable Twenty Four [Member]
Amount	$ 50,000
Interest Rate	0.44%
Conversion Cap	$ 5,000,000
Maturity Date	Mar. 15, 2029
Closing Date	Mar. 15, 2024
Convertible notes payable	$ 50,000	50,000
Convertible Notes Payable Twenty Five [Member]
Amount	$ 87,500
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 87,500	87,500
Convertible Notes Payable Twenty Six [Member]
Amount	$ 62,500
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 62,500	62,500
Convertible Notes Payable Twenty Seven [Member]
Amount	$ 100,000
Interest Rate	0.44%
Conversion Cap	$ 3,000,000
Maturity Date	Feb. 07, 2027
Closing Date	Feb. 07, 2022
Convertible notes payable	$ 100,000	$ 100,000